Income (Loss) Per Share (Details) - Schedule of Computation of Basic and Diluted Loss Per Common Share - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Computation of Basic and Diluted Loss Per Common Share [Abstract]
Net loss	$ (92,240,879)	$ (25,823,675)	$ (8,043,113)
Net loss from continuing operations	(96,807,155)	(13,347,104)	(8,226,323)
Net (loss) income from discontinued operations	$ 4,566,276	$ (12,476,571)	$ 183,210
Weighted Average Shares Outstanding-Basic	141,739,601	79,385,028	10,151,051
Loss per share- basic	$ (0.65)	$ (0.33)	$ (0.79)
Net loss per share from continuing operations – basic	(0.68)	(0.17)	(0.81)
Net income (loss) per share from discontinued operations – basic	$ 0.03	$ (0.16)	$ 0.02